RETIREMENT BENEFITS - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan cost recognized		$ 57,495	$ 40,220	$ 50,107
Accumulated benefit obligation for all defined benefit plans		799,619	768,127
Contributions to multi-employer plans for additional benefits	[1]	59,939	79,563	61,089
Multiemployer Plans, Postretirement Benefit
Defined Benefit Plan Disclosure [Line Items]
Contributions to multi-employer plans for additional benefits		$ 49,932	$ 57,364	$ 45,977
Minimum | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage		35.00%
Minimum | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage		60.00%
Minimum | Other Investments
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage		0.00%
Maximum | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage		40.00%
Maximum | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage		65.00%
Maximum | Other Investments
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage		5.00%
United States
Defined Benefit Plan Disclosure [Line Items]
Health care cost trend rates projected at annual rates in next fiscal year		6.00%
Health care cost trend rates projected at annual rates		5.00%

[1]	Our 2016 contributions as a percentage of total plan contributions were not available for any of our plans. For 2015 and 2014, our contributions to the Utah Pipe Trades Pension Trust Fund, the Twin City Carpenters and Joiners Pension Fund, the Twin City Ironworkers Pension Plan, the Southern Ironworkers Pension Fund, the Plumbers and Steamfitters Local 150 Pension Fund and the Boilermakers’ National Pension Plan (Canada) each exceeded 5% of total plan contributions. The level of our contributions to each plan noted above varies from period to period based upon the level of work being performed that is covered under the applicable collective-bargaining agreement.